Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill
Schedule of changes in carrying amount of goodwill

	Express	Freight	Total
	Delivery	Forwarding	Amount
	RMB	RMB	RMB
Balance at December 31, 2022 and 2023	4,157,111	84,430	4,241,541